Related Party Transactions - Summary of Related Party Accounts Payable (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Related party accounts payable	$ 37,577	$ 21,275	$ 18,488
Automatize
Related Party Transaction [Line Items]
Related party accounts payable	18,013	11,198	5,633
Wilks Brothers
Related Party Transaction [Line Items]
Related party accounts payable	13,518	9,990	11,993
Wilks Construction
Related Party Transaction [Line Items]
Related party accounts payable	5,545	57	57
Cisco Logistics
Related Party Transaction [Line Items]
Related party accounts payable	27	0	671
Carbo
Related Party Transaction [Line Items]
Related party accounts payable	455	10	0
Related Lessors
Related Party Transaction [Line Items]
Related party accounts payable	19	1	21
Equify Financial LLC
Related Party Transaction [Line Items]
Related party accounts payable		0	113
Other
Related Party Transaction [Line Items]
Related party accounts payable	$ 0	$ 19	$ 0